OTHER ASSETS (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)
Other Assets Disclosure Details [Abstract]
Insurance related assets		€ 638,000,000	€ 551,000,000
Deferred tax assets		242,000,000	170,000,000
Prepaid income taxes		455,000,000	382,000,000
Assets acquired through foreclosure proceedings		252,000,000	194,000,000
Brokerage auxiliary funds		6,000,000	9,000,000
Private equity: Investees Assets		104,000,000	90,000,000
Prepaid expenses		253,000,000	168,000,000
Advances to employees		14,000,000	16,000,000
Unlisted equity securities		102,000,000	117,000,000
Hellenic Deposit and Investment Guarantee Fund		460,000,000	345,000,000
Receivables from Greek State		441,000,000	450,000,000
Checks and credit card transactions under settlement		97,000,000	211,000,000
Trade and other receivables		97,000,000	132,000,000
Receivables from associates		334,000,000	0
Other		518,000,000	507,000,000
Total	5,565,000,000	4,013,000,000	3,342,000,000
Other Assets Disclosure Textual Details [Abstract]
The amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (HDIGF) per client		100,000
Maximum balance of guarantees per client for investing activities (in accordance with article 10 of Law 3746/2009, HDIGF)		30,000
Impairment for receivables from Greek State		4,000,000	25,000,000
Insurance related assets		€ 382,000,000	€ 306,000,000